Unaudited interim condensed consolidated statement of (income) loss - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenues and other income
Revenues	€ 4,454	€ 41
Other income	1,156	2,693
Total revenues and other income	5,610	2,734
Research and development costs	(44,890)	(46,822)
Marketing - Business development expenses	(746)	(598)
General and administrative expenses	(14,713)	(7,701)
Other operating income (expenses)	(8,202)	138
Operating profit (loss)	(62,940)	(52,249)
Financial income	2,427	9,093
Financial expenses	(115,651)	(5,586)
Financial income (loss)	(113,224)	3,507
Share of net loss - Equity method	(220)	(168)
Income tax	503	(119)
Net loss for the period	€ (175,882)	€ (49,029)
Basic loss per share	€ (1.62)	€ (0.94)
Diluted loss per share	€ (1.62)	€ (0.94)
Weighted average number of shares outstanding used to calculate basic loss per share	108,839,636	51,982,093
Weighted average number of shares outstanding used to calculate diluted loss per share	108,839,636	51,982,093